Interim Condensed Consolidated Statements of Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue	$ 15,808	$ 15,054	$ 31,587	$ 29,020
Cost of revenue	(5,032)	(5,007)	(10,406)	(9,279)
Gross profit	10,776	10,047	21,181	19,741
Research and development costs	(7,958)	(8,891)	(17,349)	(18,225)
Selling and marketing costs	(7,258)	(7,203)	(14,209)	(13,627)
General and administrative costs	(10,583)	(14,041)	(23,408)	(27,283)
Other operating income, net	18	41	24	60
Operating loss	(15,005)	(20,047)	(33,761)	(39,334)
Interest income, net	450	1,134	1,208	1,996
Fair value adjustments on warrant obligations	84	0	84	0
Foreign exchange (losses) gains, net	(561)	(2,410)	4,049	(3,578)
Loss before income taxes	(15,032)	(21,323)	(28,420)	(40,916)
Income tax expense	(161)	(73)	(477)	(180)
Loss for the period	(15,193)	(21,396)	(28,897)	(41,096)
Attributable to the owners of the parent	$ (15,193)	$ (21,396)	$ (28,897)	$ (41,096)
Earnings per share [abstract]
Basic loss per share (in dollars per share)	$ (0.23)	$ (0.33)	$ (0.44)	$ (0.64)
Diluted loss per share (in dollars per share)	$ (0.23)	$ (0.33)	$ (0.44)	$ (0.64)